Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 6,182,000		$ 6,182,000		$ 6,182,000	$ 0
Amortization of Intangible Assets	80,000	$ 37,000			$ 175,000	$ 128,000
Impairment of Intangible Assets, Finite-lived	$ 520,000	$ 0	520,000	$ 0
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Rate Of Attrition	8.00%				8.00%
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Rate Of Attrition	2.00%				2.00%
Patient Base [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years				5 years
Ancillary Provider Network [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years				15 years
Contract-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			600,000
Impairment of Intangible Assets, Finite-lived			$ 520,000